UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number   811-4647
                                   ------------


                       AXP SPECIAL TAX-EXEMPT SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 50606 Ameriprise Financial Center, Minneapolis, Minnesota           55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:7/1/04-6/30/05
                         --------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04647
Reporting Period: 07/01/2004 - 06/30/2005
AXP Special Tax-Exempt Series Trust









========================= AXP INSURED TAX-EXEMPT FUND ==========================

The Fund did not vote proxies relating to portfolio securities during the period covered by this report.


====================== AXP MASSACHUSETTS TAX-EXEMPT FUND =======================

The Fund did not vote proxies relating to portfolio securities during the period covered by this report.



========================= AXP MICHIGAN TAX-EXEMPT FUND =========================

The Fund did not vote proxies relating to portfolio securities during the period covered by this report.



======================== AXP MINNESOTA TAX-EXEMPT FUND =========================

The Fund did not vote proxies relating to portfolio securities during the period covered by this report.



========================= AXP NEW YORK TAX-EXEMPT FUND =========================

The Fund did not vote proxies relating to portfolio securities during the period covered by this report.



=========================== AXP OHIO TAX-EXEMPT FUND ===========================

The Fund did not vote proxies relating to portfolio securities during the period covered by this report.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                  AXP Special Tax-Exempt Series Trust




By (Signature and Title)*     /s/ Paula R. Meyer
                              ------------------
                                  Paula R. Meyer
                                  President

Date                              August 30, 2005


* Print the name and title of each signing officer under his or her signature.